SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
SUMMARY OF DERIVATIVE LIABILITIES

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the three and six months ended October 31, 2021:

Note derivative is related to	October 31, 2021 ending balance	Gain (loss) for three months ended October 31, 2021	Gain (loss) for six months ended October 31, 2021
4/11/21 conversion of 12/24/20 note payable	$795,482	$441,178	$434,369
4/15/21 note payable	-	1,788,123	6,014,245
5/26/21 conversion of notes payable – related party	-	2,759,718	2,867,749
8/6/21 convertible notes	14,074,568	(185,450)	(185,450)
Total	$14,870,050	$4,803,569	$9,130,913

SUMMARY OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

The Black-Scholes option pricing model assumptions for the derivative liabilities during the six months ended October 31, 2021 and 2020 consisted of the following:

	2021	2020
Expected life in years	1.7 – 5.0 years	N/A
Stock price volatility	50% – 155%	N/A
Risk free interest rate	0.16% – 1.21%	N/A
Expected dividends	0%	N/A

The warrants granted during the year ended April 30, 2021 and 2020 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	2021	2020
Expected life in years	2 – 10 years	2 -10 years
Stock price volatility	148% - 280%	121% - 144%
Risk free interest rate	0.12% - 1.64%	0.36% - 2.43%
Expected dividends	0%	0%

Warrant [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
SUMMARY OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

The warrants granted during the six months ended October 31, 2021 and 2020 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	2021	2020
Expected life in years	5 - 10 years	10 years
Stock price volatility	50% - 157%	148% - 152%
Risk free interest rate	0.90% - 1.63%	0.68% - 0.85%
Expected dividends	0%	0%